COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
COMMITMENTS AND CONTINGENT LIABILITIES
Schedule of capital commitments

	December 31,
	2021	2022
	RMB	RMB

Authorized and contracted for (i)	184,430	167,507
Authorized but not contracted for	90,227	94,407
	274,657	261,914

Note:

(i)	The investment commitments as at December 31, 2021 and 2022 of the Group were RMB 3,648 and RMB 1,751, respectively.

Schedule of estimated future annual payments of exploration and production licenses

	December 31,
	2021	2022
	RMB	RMB

Within one year	301	369
Between one and two years	112	152
Between two and three years	110	146
Between three and four years	102	115
Between four and five years	64	62
Thereafter	846	857
	1,535	1,701

Schedule of contingent liabilities

	December 31,
	2021	2022
	RMB	RMB

Joint ventures (ii)	9,117	8,927
Associates (iii)	5,746	—
	14,863	8,927

Notes:

(ii)	As at December 31, 2021 and 2022, the Group provided a guarantee in respect to standby credit facilities granted to Zhongan United Coal Chemical Co., Ltd. (“Zhongan United”) by banks amounting to RMB 7,100 and RMB 7,100. As at December 31, 2021 and 2022, the amount withdrawn (The portion corresponding to the shareholding ratio of the Group) by Zhongan United from banks and guaranteed by the Group was RMB 5,680 and RMB 5,254. As at December 31, 2021 and 2022, the Group provided a guarantee in respect to standby credit facilities granted to Amur Gas Chemical Complex Limited Liability Company (“Amur Gas”) by banks amounting to RMB 23,208 and RMB 25,351. As at December 31, 2021 and 2022 the amount withdrawn (the portion corresponding to the shareholding ratio of the Group) by Amur Gas from banks and guaranteed by the Group was RMB 3,264 and RMB 3,673.

34.   COMMITMENTS AND CONTINGENT LIABILITIES (Continued)

Contingent liabilities (Continued)

Notes: (Continued)

As at December 31, 2021 and 2022, the Group provided a guarantee in respect to payment obligation under the raw material supply agreement of Amur Gas amount to RMB 15,493 and RMB 16,924. As at December 31, 2021 and 2022, Amur Gas has not yet incurred the relevant payment obligations and therefore the Group has no guarantee amount.

The Group provided a guarantee in respect the engineering services agreement of Amur Gas. As at December 31, 2022, the engineering services agreement was terminated, accordingly the guarantee agreement was terminated.

(iii)	The Group provided a guarantee in respect to standby credit facilities granted to Zhongtian Synergetic Energy by banks amounting to RMB 17,050. As at December 31, 2021, the amount withdrawn (the portion corresponding to the shareholding ratio of the Group) by Zhongtian Synergetic Energy and guaranteed by the Group was RMB 5,746. During the year ended December 31, 2022, the guarantee provided by the Group was terminated.